INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9. INTANGIBLE ASSETS, NET

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)

Software	159,879	119,328
Trademarks and domain names	139,521	144,262
Customer relationships	6,820	4,080
Non‑competition agreements	2,950	1,300
Advertising resources	2,283,715	2,231,495
License	340,413	349,912
Total	2,933,298	2,850,377
Less: accumulated amortization	(1,023,964)	(1,452,824)
Less: accumulated impairment	(266,683)	(256,280)
Net book value	1,642,651	1,141,273

Amortization expenses recognized for the years ended December 2019, 2020 and 2021 amounted to RMB477.3 million, RMB621.2 million and RMB491.0 million, respectively. Impairment charges of intangible assets recognized for the years ended December 2019, 2020 and 2021 amounted to nil, RMB213.4 million and nil, respectively.

Impaired intangible assets as at December 31, 2019 consisted of the trademarks acquired through business acquisitions in 2015. As of December 31, 2016, RMB53.3 million impairment loss was recognized on one acquired trademark as the financial performances of the acquired business were significantly below the forecasts on the acquisition dates.

As discussed in Note 12 Goodwill, the Group completed the integration of Nanchang Zhonghuan Hulian Information Co., Ltd. (“Zhonghuan”) business with its original business in the fourth quarter of 2020. The management and employees of Zhonghuan will work as sales channel to promote the business in the cities. Zhonghuan has been integrated with. In addition, the Group decided to terminate the home renovation business it acquired in 2019. Therefore, management considered that the carrying amounts of intangible assets from these acquisitions may not be recoverable and performed an impairment testing with the assistance of an independent valuation firm and identified RMB213.4 million of impairment losses in these assets in 2020.

9. INTANGIBLE ASSETS, NET (CONTINUED)

Estimated amortization expenses relating to the existing intangible assets with finite lives for future periods is as follows:

Amounts
RMB
(in thousands)

Within 1 year	466,612
Between 1 and 2 years	461,342
Between 2 and 3 years	169,060
Between 3 and 4 years	21,226
Thereafter	23,033
Total	1,141,273